Fair Value (table) (detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Fair Value Disclosures [Abstract]
Long-term Debt, Gross	$ 332,633	$ 315,539
Long-term Debt, Fair Value	332,926	315,478
Capital Lease Obligation, Gross	39,033	5,231
Captial Lease Obligation, Fair Vaue	$ 37,505	$ 5,076